Share-based Payment Arrangements - Summary of Outstanding Options (Detail)	6 Months Ended
Jun. 30, 2023 $ / shares
July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 6.8
Weighted-average Remaining Contractual Life (Years)	1 year
July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	2 years
July 2015 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 9.4
July 2015 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	6.8
July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 11.3
Weighted-average Remaining Contractual Life (Years)	3 years
July 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 6.4
Weighted-average Remaining Contractual Life (Years)	4 years 2 months 26 days
December 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 2.6
Weighted-average Remaining Contractual Life (Years)	7 years 5 months 15 days
January-July 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 2.6
Weighted-average Remaining Contractual Life (Years)	7 years 8 months 15 days
January 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 2.6
Weighted-average Remaining Contractual Life (Years)	8 years 6 months 3 days
July 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 2.5
Weighted-average Remaining Contractual Life (Years)	9 years 3 days
January 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 1.8
Weighted-average Remaining Contractual Life (Years)	9 years 6 months 7 days
May 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of ADS Exercise Price	$ 4.15
Weighted-average Remaining Contractual Life (Years)	9 years 10 months 2 days